As filed with the Securities and Exchange Commission on July 23, 2004
Registration Nos.

33-88458
811-08946

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No	☐
Post-Effective Amendment No. 26	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 109	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive,
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices)(Zip Code)

(949) 219-3743
(Depositor’s Telephone Number, including Area Code)

Diane N. Ledger
Vice President
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and Address of Agent for Service)

Copies of all communications to:

Diane N. Ledger Pacific Life Insurance Company P.O. Box 9000 Newport Beach, CA 92658-9030	Ruth Epstein, Esq. Dechert LLP 1775 Eye Street, N.W. Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on July 23, 2004 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account under Pacific One and Pacific One Select individual flexible premium deferred variable annuity contracts.

Filing Fee: None

SEPARATE ACCOUNT A
FORM N-4
CROSS REFERENCE SHEET

PART A
Item No.		Prospectus Heading
1.	Cover Page	Cover Page

2.	Definitions	TERMS USED IN THIS PROSPECTUS

3.	Synopsis	AN OVERVIEW OF PACIFIC ONE and AN OVERVIEW OF PACIFIC ONE SELECT

4.	Condensed Financial Information	YOUR INVESTMENT OPTIONS — Variable Investment Option Performance; ADDITIONAL INFORMATION — Financial Statements; FINANCIAL HIGHLIGHTS

5.	General Description of Registrant, Depositor and Portfolio Companies	AN OVERVIEW OF PACIFIC ONE and AN OVERVIEW OF PACIFIC ONE SELECT; PACIFIC LIFE AND THE SEPARATE ACCOUNT — Pacific Life, — Separate Account A; YOUR INVESTMENT OPTIONS — Your Variable Investment Options; ADDITIONAL INFORMATION — Voting Rights

6.	Deductions and Expenses	AN OVERVIEW OF PACIFIC ONE and AN OVERVIEW OF PACIFIC ONE SELECT; HOW YOUR INVESTMENTS ARE INVESTED — Transfers; CHARGES, FEES AND DEDUCTIONS; WITHDRAWALS — Withdrawal Transaction Fees; ADDITIONAL INFORMATION — Sales Commissions

7.	General Description of Variable Annuity Contracts	AN OVERVIEW OF PACIFIC ONE and AN OVERVIEW OF PACIFIC ONE SELECT; PURCHASING YOUR CONTRACT — How to Apply for your Contract; HOW YOUR INVESTMENTS ARE ALLOCATED; RETIREMENT BENEFITS AND OTHER PAYOUTS — Annuitization, Fixed and Variable Annuities, — Annuity Options, Your Annuity Payments, — Death Benefits; OTHER OPTIONAL RIDERS; ADDITIONAL INFORMATION — Voting Rights, — Changes to Your Contract, — Changes to ALL Contracts, — Inquiries and Submitting Forms and Requests, — Timing of Payments and Transactions

8.	Annuity Period	RETIREMENT BENEFITS AND OTHER PAYOUTS

9.	Death Benefit	RETIREMENT BENEFITS AND OTHER PAYOUTS — Death Benefits; WITHDRAWALS — Death of Owner Distribution Rules

10.	Purchases and Contract Value	AN OVERVIEW OF PACIFIC ONE and AN OVERVIEW OF PACIFIC ONE SELECT; PURCHASING YOUR CONTRACT; HOW YOUR INVESTMENTS ARE ALLOCATED; PACIFIC LIFE AND THE SEPARATE ACCOUNT — Pacific Life

11.	Redemptions	AN OVERVIEW OF PACIFIC ONE and AN OVERVIEW OF PACIFIC ONE SELECT; CHARGES, FEES AND DEDUCTIONS; WITHDRAWALS; ADDITIONAL INFORMATION — Timing of Payments and Transactions

12.	Taxes	CHARGES, FEES AND DEDUCTIONS — Premium Taxes; WITHDRAWALS — Optional Withdrawals, — Tax Consequences of Withdrawals; FEDERAL TAX STATUS

13.	Legal Proceedings	Not Applicable

14.	Table of Contents of the Statement of Additional Information	CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

PART B
Item No.		Statement of Additional Information Heading

15.	Cover Page	Cover Page

16.	Table of Contents	TABLE OF CONTENTS

17.	General Information and History	Not Applicable

18.	Services	Not Applicable

19.	Purchase of Securities Being Offered	THE CONTRACTS AND THE SEPARATE ACCOUNT — Calculating Subaccount Unit Values, — Systematic Transfer Programs

20.	Underwriters	DISTRIBUTION OF THE CONTRACTS — Pacific Select Distributors, Inc.

21.	Calculation of Performance Data	PERFORMANCE

22.	Annuity Payments	THE CONTRACTS AND THE SEPARATE ACCOUNT — Variable Annuity Payment Amounts

23.	Financial Statements	FINANCIAL STATEMENTS

PART C

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS

(included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0000892569-04-000563 filed on April 30, 2004 and Accession No. 0000892569-04-000763 filed on June 29, 2004 and incorporated by reference herein.)

STATEMENT OF ADDITIONAL INFORMATION

(included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0000892569-04-000563 filed on April 30, 2004 and No. 0000892569-04-000563 filed on April 30, 2004 and Accession No. 0000892569-04-000763 filed on June 29, 2004 and incorporated by reference herein.)

Supplement dated July 23, 2004 to the Prospectus dated May 1, 2004 for the Pacific One variable annuity contract issued by Pacific Life Insurance Company

Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us”, or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement changes the Prospectus as follows:

AN OVERVIEW OF PACIFIC ONE-Optional Riders is amended.	The third paragraph in Guaranteed Protection Advantage (GPA) Rider subsection is replaced with the following:

You should consult a qualified adviser for complete information and advice before purchasing the GPA Rider.

AN OVERVIEW OF PACIFIC ONE-Periodic Expenses is amended.	The section is amended by adding the following to Footnote 12:

If the Effective Date of the Rider is before March 1, 2004, the Income Access Rider Annual Charge is currently equal to 0.30% of Contract Value.

AN OVERVIEW OF PACIFIC ONE-Examples is amended.	The section is replaced with the following:

The following examples are intended to help you compare the cost of investing in your Contract with the cost of investing in other variable annuity contracts. These costs include Contract transaction expenses, the maximum periodic Contract expenses (including the combination of optional Riders whose cumulative expenses totaled more than any other combination of optional Riders), Separate Account annual expenses, and Portfolio fees and expenses for the year ended December 31, 2003. Premium taxes and/or other taxes may also be applicable.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. They also assume that your Investment has a 5% return each year and assumes the maximum and minimum fees and expenses of all of the Investment Options available. Although your actual costs may be higher or lower, based on these assumptions, your maximum and minimum costs would be:

• If you surrendered, annuitized or left your money in your Contract:

Maximum* 1 Year	3 Years	5 Years	10 Years
$587	$1,747	$2,886	$5,649
Minimum* 1 Year	3 Years	5 Years	10 Years
$178	$550	$946	$2,051

* In calculating the examples above, we used the maximum and minimum net operating expenses of all the Portfolios for the 1 year period and the maximum and minimum total operating expenses for the 3, 5 and 10 year periods as shown in the Fees And Expenses Paid By The Fund section of the Pacific Select Fund Prospectus. For more information on fees and expenses, see CHARGES, FEES AND DEDUCTIONS in this Prospectus, and see each Fund’s Prospectuses.

PURCHASING YOUR CONTRACT AND OPTIONAL RIDERS-Purchasing the Guaranteed Income Advantage 5 (GIA 5) Rider is amended.	The first paragraph in the section is replaced with the following:

You may purchase the GIA 5 Rider (subject to state availability) on the Contract Date or on any Contract Anniversary. You may purchase the GIA 5 Rider only if:

• the age of each Annuitant is 80 years or younger on the date the GIA 5 Rider is purchased,

• the date of purchase is at least 10 years before your selected Annuity date, and

• the entire Contract Value is invested according to an asset allocation program established and maintained by us for this GIA 5 Rider.

PURCHASING YOUR CONTRACT AND OPTIONAL RIDERS-Purchasing the Income Access Rider is amended.	The second and third paragraphs in the section are replaced with the following:

You cannot request a termination of the Rider, but the Rider will automatically end on the earliest of:

• the Contract Anniversary immediately following the day any portion of the Contract Value is no longer invested according to an asset allocation program established and maintained by us for this Rider,

• the Contract Anniversary immediately following the day the Remaining Protected Balance is reduced to zero,

• the day of the first death of an Owner or the date of death of the sole surviving Annuitant, except as otherwise provided in the paragraph below,

• the day the Contract is terminated in accordance with the provisions of the Contract, except as otherwise provided in the paragraph below, or

• the Annuity Date.

The Rider and the Contract will not terminate on the first death of an Owner or death of the sole surviving Annuitant, or the day the Contract is terminated in accordance with the provision of the Contract if, at the time of those events, the Contract Value is zero and we are making pre-authorized withdrawals of the Remaining Protected Balance under the provisions of the Rider. If we are making pre-authorized withdrawals, the Contract will terminate on the Contract Anniversary immediately following the day the Remaining Protected Balance is zero.

PURCHASING YOUR CONTRACT AND OPTIONAL RIDERS-Making Your Investments (“Purchase Payments”) is amended.	The second paragraph in the Making Your Initial Investment subsection is amended by adding the following:

As of the date of this supplement, if you allocate all or part of an additional Purchase Payment to the Fixed Option, the maximum aggregate Investment you may have in the Fixed Option is currently $100,000. This limitation is subject to change at any time. Ask your registered representative about current limitations.

HOW YOUR INVESTMENTS ARE ALLOCATED-Portfolio Optimization is amended.	Model E in the Portfolio Optimization Model Allocations as of May 7, 2004 chart is amended by revising the Emerging Markets Investment Option to read: Emerging Markets 4%

HOW YOUR INVESTMENTS ARE ALLOCATED-Transfers is amended.	The second paragraph in the section is deleted.

RETIREMENT BENEFITS AND OTHER PAYOUTS-Death Benefits is amended.	The last paragraph of Death Benefit: Death of Annuitant subsection is replaced with the following:

If the Owner who is not an Annuitant and the Owner and the Annuitant die simultaneously, the death benefit proceeds will be calculated under the Death of Annuitant provisions and proceeds will be paid to the first living person in the following order:

• Joint Owner,

• Contingent Owner,

• Beneficiary, or

• Contingent Beneficiary.

If none are living the proceeds will be payable to the Owner’s estate.

OTHER OPTIONAL RIDERS- Guaranteed Protection Advantage 5 (GPA 5) Rider is amended.	The first paragraph in Optional Step-Up in the Guaranteed Protection Amount subsection is replaced with the following:

On any Contract Anniversary beginning with the fifth (5th) anniversary of the Effective Date of this Rider and before the Annuity Date, you may elect to increase (“Step-Up”) your Guaranteed Protection Amount.

OTHER OPTIONAL RIDERS- Guaranteed Income Advantage II (GIA II) Rider is amended.	The first paragraph in the section is replaced with the following:

If you purchase the optional GIA II Rider (subject to state availability), you may choose any of the Annuity Options described, or you may choose the Guaranteed Income Advantage II Annuity Option provided this Rider has been in effect for at least ten (10) years from the later of its Effective Date or the most recent Step-Up date. You must choose fixed annuity payments under this Guaranteed Income Advantage II Annuity Option. The guaranteed income purchased per $1,000 of the net amount applied to the annuity payments will be based on an annual interest rate of 2.5% and the 1983a Annuity Mortality Table with the age set back 10 years. The net amount applied to the annuity payments under the GIA II Annuity Option will be based on the Net Guaranteed Income Base, which is described below. The Rider contains annuity tables for each GIA II Annuity Option available.

The first paragraph in the Guaranteed Income Base subsection is replaced with the following:

Guaranteed Income Base — If you purchase the GIA II Rider, the Guaranteed Income Base is initially set on the Effective Date of the Rider. If this Rider is effective on the Contract Date, the Guaranteed Income Base is equal to the initial Purchase Payment. If the Rider is effective on a Contract Anniversary, the Guaranteed Income Base is equal to the Contract Value on that Contract Anniversary. The Guaranteed Income Base on any Business Day after the Effective Date is the Guaranteed Income Base on the prior Business Day, increased by any additions on that day as a result of any:

• purchase Payments received by us, plus

• increases at an annual growth rate of 5%, plus

• additional amounts as a result of a Step-Up in the Guaranteed Income Base,

and decreased by any deductions on that day as a result of any:

• adjustments for withdrawals.

The sixth paragraph of the subsection is deleted.

The following is added before the last paragraph of the subsection.

If the owner dies while this Rider is in effect and if the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, then the provisions of this Rider will continue, unless otherwise terminated.

OTHER OPTIONAL RIDERS- Guaranteed Income Advantage 5 (GIA 5) Rider is amended.	The first paragraph in the section is replaced with the following:

If you purchase the optional GIA 5 Rider (subject to state availability), you may choose any of the Annuity Options described, or you may choose the Guaranteed Income Advantage 5 Annuity Option provided this Rider has been in effect for at least ten (10) years from the later of its Effective Date or the most recent Step-Up date. You must choose fixed annuity payments under this GIA 5 Annuity Option. The guaranteed income purchased per $1,000 of the net amount applied to the annuity payments will be based on an annual interest rate of 2.5% and the 1983a Annuity Mortality Table with the age set back 10 years. The net amount applied to the annuity payments under the GIA 5 Annuity Option will be based on the Net Guaranteed Income Base, which is described below. The Rider contains annuity tables for each GIA 5 Annuity Option available.

The sixth, seventh, eighth, and tenth paragraphs of the Election of Step-Up subsection are deleted.

OTHER OPTIONAL RIDERS-Income Access Rider is amended.	The last sentence in the first paragraph following Example #1 is deleted.

The information in the last row of the “Contract Years” column in Example #5 is replaced with the following:

Beginning of Year 7
(Balances immediately after the Step-Up)

FEDERAL TAX STATUS-Impact of Federal Income Taxes is amended.	The section is replaced with the following:

Impact of Federal Income Taxes
In general, in the case of Non-Qualified Contracts, if you are an individual and expect to accumulate your Contract Value over a relatively long period of time without making significant withdrawals, there may be federal income tax advantages in purchasing such a Contract. This is because any increase in Contract Value is not subject to current taxation. Income taxes are deferred until the money is withdrawn, at which point taxation occurs only on the gain from the investment in the Contract. With income taxes deferred, you may accumulate more money over the long term through a variable annuity than you may through non-tax-deferred investments. The advantage may be greater if you decide to liquidate your Contract Value in the form of monthly annuity payments after your retirement, or if your tax rate is lower at that time than during the period that you held the Contract, or both.

When withdrawals or distributions are taken from the variable annuity, the gain is taxed as ordinary income. This may be a potential disadvantage because money that had been invested in other types of assets may qualify for a more favorable federal tax rate. For example, the tax rate applicable both to the sale of capital gain assets held more than one year and to the receipt of qualifying dividends by individuals is generally 15% (5% for lower-income individuals). In contrast, an ordinary income tax rate of up to 35% applies to taxable withdrawals on distributions from a variable annuity. Also, withdrawals or distributions taken from a variable annuity may be subject to a penalty tax equal to 10% of the taxable portion, although exceptions to the penalty tax may apply (see WITHDRAWALS — Tax Consequences of Withdrawals section in this Prospectus).

An owner of a variable annuity cannot deduct or offset losses on transfers to or from Subaccounts, or at the time of any partial withdrawals. If you surrender your Contract and your Net Contract Value is less than the aggregate of your Investments in the Contract (reduced by any previous non-taxable distributions), there may be a deductible ordinary income loss, although the deduction may be limited. Consult with your tax adviser regarding the impact of federal income taxes on your specific situation.

ADDITIONAL INFORMATION- Electronic Delivery Authorization is amended.	The section is replaced with the following:

Electronic Delivery Authorization
Subject to availability, you may authorize us to provide Prospectuses, statements, and other information (“documents”) electronically by so indicating on the application, via telephone, or by sending us instructions in writing in a form acceptable to us to receive such documents electronically. You must provide us with a current and active e-mail address and have internet access to use this service. While we impose no additional charge for this service, there may be potential costs associated with electronic delivery, such as on-line charges. Documents will be available on our Internet Website. You may access and print all documents provided through this service. As documents become available, we will notify you of this by sending you an e-mail message that will include instructions on how to retrieve the document. You are responsible for any e-mail filters that may prevent you from receiving e-mail notifications and for notifying Pacific Life promptly in the event that your e-mail address changes. You may revoke your consent for electronic delivery at any time, provided that we are properly notified, and we will then start providing you with a paper copy of all required documents. We will provide you with paper copies at any time upon request. Such a request will not constitute revocation of your consent to receive required documents electronically.

APPENDIX A: STATE LAW VARIATIONS is amended.	Appendix A is replaced with the following:

PURCHASING YOUR CONTRACT AND OPTIONAL BENEFIT RIDERS

The Earnings Enhancement Guarantee (EEG) Rider is not available in the states of Minnesota and Washington.

The Enhanced Guaranteed Minimum Death Benefit Rider (EGMDB) is not available in the state of Oregon.

The Enhanced Guaranteed Minimum Death Benefit Rider (EGMDB) is not available in the states of New Jersey, and Washington for Contracts issued in those states prior to February 3, 2003.

Making Your Investments (“Purchase Payments”)
For Contracts issued in the state of New Jersey, there is no limit on the amount of any Investment.

Choosing Your Investment Options
For Contracts issued in one of the following states:
Maryland
New Jersey
Texas

We may reject any instructions, Investments, and/or transfer request if your instructions are not clear and we cannot determine your allocation instructions or transfer intentions. We may also reserve the right to require that, as a result of any allocation to an Investment Option, any transfer, or any partial withdrawal, your remaining Account Value in any Investment Option must meet a minimum Account Value amount of $500.

Transfers/THE GENERAL ACCOUNT — Withdrawals and Transfers
For Contracts issued in the state of West Virginia, you may transfer your Contract Value less Loan Account Value from any Investment Option to any other Investment Option on and after the Free Look Transfer Date.

Annual Fee
For Contracts issued in the state of Washington, any portion of the Annual Fee we deduct from the Fixed Option will not be greater that the annual interest credited to the Fixed Option in excess of 3%.

Transfer Fees/ Withdrawal Transaction Fees
For Contracts issued in the state of New Jersey, currently we are not imposing any fees for transfers and/or withdrawals. However, if such fees are imposed, we will deduct them accordingly.

Annual Charges (Optional Riders)
If you purchase the GPA 5 Rider, GIA 5 Rider, GIA II Rider and/or the Income Access Rider, and such rider is issued in the state of Washington, the amount of the Annual Charge under each rider will be based on and deducted from, the Variable Account Value.

Annuitization/Default Annuity Date and Options
For Contracts issued in the state of New Jersey, there is no minimum Conversion Amount. However, the amount applied must result in an annuity payment of at least $250. We will reduce your payment frequency if the first annuity payment is less than $250.

Choosing Your Annuity Options/Your Annuity Payments
For Contracts issued in the state of New Jersey, variable annuitization is not available. All annuity payments will be paid in fixed-dollar amounts.

For Contracts issued in the state of Montana, the basis of computations used in determining the annuity rates contained in the Contract are on a unisex basis.

Death Benefits
If your Contract was issued before February 3, 2003, and you purchased the optional Enhanced Guaranteed Minimum Death Benefit Rider (“EGMDBR”) and your Contract was issued in the state of Texas, the effective annual rate of interest used in determining the Death Benefit Amount under the optional Premier Death Benefit Rider is 5% which is equivalent to a daily factor of 1.00013368.

Optional Withdrawals/THE GENERAL ACCOUNT — Withdrawals and Transfers
For Contracts issued in the state of New Jersey, each partial withdrawal must be for at least $500.

For Contracts issued in the states of Maryland and New Jersey, if your partial withdrawal and/or transfer causes your Account Value remaining in any Investment Option to be less than $500 immediately after such partial withdrawal or transfer, we reserve the right to transfer such remaining Account Value to your other Investment Options on a pro-rata basis relative to your most recent allocation instructions.

For Contracts issued in the state of Texas, if your transfer causes your Account Value remaining in any Investment Option to be less than $500 immediately after such transfer, we reserve the right to transfer such remaining Account Value to your other Investment Options on a pro-rata basis relative to your most recent allocation instructions.

Right to Cancel (“Free Look”)
There may be extended Free Look periods in some states for replacement business. Please consult with your registered representative if you have any questions regarding your state’s Free Look period.

For residents of the state of Arizona sixty-five (65) years of age or older, the Free Look period is a 30-day period beginning on the day you receive your Contract.

For Contracts issued in the states of Idaho and North Dakota, the Free Look period is a 20-day period beginning on the day you receive your Contract.

For residents of the state of California sixty (60) years of age or older, the Free Look period is a 30-day period beginning on the day you receive your Contract.

If you are a California applicant age 60 or older and your Contract is delivered or issued for delivery on or after July 1, 2004, you must elect, at the time you apply for your Contract, to receive a return of either your Purchase Payments or your Contract Value proceeds if you exercise your Right to Cancel and return your Contract to us.

If you elect to receive the return of Purchase Payments option, the following will apply:

• We will allocate all or any portion of any Purchase Payment we receive to any available fixed option if you instruct us to do so. We will allocate all or any portion of any Purchase Payment designated for any Variable Investment Option to the Money Market Subaccount until the Free Look Transfer Date. The Free Look Transfer Date is 30 days from the Contract Date. On the Free Look Transfer Date, we will automatically transfer your Money Market Subaccount Value according to the instructions on your application, or your most recent instruction, if any. This automatic transfer to the Variable Investment Options according to your initial allocation instruction is excluded from the Transfer limitations. See HOW YOUR INVESTMENTS ARE ALLOCATED — Transfers section in the Prospectus.

• If you specifically instruct us to allocate all or any portion of any additional Purchase Payments we receive to any Variable Investment Option other than the Money Market Subaccount before the Free Look Transfer Date, you will automatically change your election to the return of your Contract Value proceeds option. This will automatically cancel your election of the “return of Purchase Payments” option for the entire Contract.

• If you request a transfer of all or any portion of your Contract Value from the Money Market Subaccount to any other Variable Investment Option before the Free Look Transfer Date, you will automatically change your election to the return of your Contract Value proceeds option. This will automatically cancel your election of the “return of Purchase Payments” option for the entire Contract.

• If you exercise your Right to Cancel, we will send you your Purchase Payments.

If you elect the return of Contract Value proceeds option, the following will apply:

• We will immediately allocate any Purchase Payments we receive to the Investment Options you select on your application or your most recent instructions, if any.

• If you exercise your Right to Cancel, we will send you your Contract Value proceeds described in the Right to Cancel (“Free Look”) section of this prospectus.

• Once you elect this option, it may not be changed.

Loans
For Contracts issued in the state of Connecticut, the loan administrative fee is $100.

For Contracts issued in the state of New Jersey, there is no loan administrative fee and the minimum loan amount is $500.

For Contracts issued in the state of Pennsylvania, we will obtain approval from the proper regulatory authorities for any changes we make to the loan provisions. We will send you a copy of any such amendment. You will have the opportunity to reject the amendment within thirty (30) days after receipt of the amendment.

For Contracts issued in the state of Wisconsin, the loan administrative fee is equal to an amount up to 1% of the loan amount.

Timing of Payments and Transactions
For Contracts issued in the state of New Jersey, we may delay payments or transfers from our general account, which are part of your withdrawal proceeds for up to six (6) months after the requested effective date of the transaction.

Confirmations, Statements and Other Reports to Contract Owners
For Contracts issued in the state of New Jersey, at least once a year before the Annuity Date, we will send you a report that will show the Contract Value and any other information required by law.

THE GENERAL ACCOUNT — Guarantee Terms
For Contracts issued in the states of New Jersey and Texas, Guarantee Terms may not extend beyond one year.

Supplement dated July 23, 2004 to the Prospectus dated May 1, 2004 for the Pacific One Select variable annuity contract issued by Pacific Life Insurance Company

Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us”, or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement changes the Prospectus as follows:

PACIFIC ONE SELECT is amended.	The third paragraph on the first page of the Prospectus under the Fixed Option is replaced with the following:

The DCA Plus Fixed Option is only available on Contracts issued before November 5, 2003.

All references to Contracts issued between September 1, 2003 and November 5, 2003 in this Prospectus are deleted.

AN OVERVIEW OF PACIFIC ONE SELECT-Optional Riders is amended.	The last sentence in the first paragraph of the Guaranteed Protection Advantage 5 (GPA 5) Rider subsection is replaced with the following:

You may buy the GPA 5 Rider on the Contract Date or on any Contract Anniversary.

The first and second paragraphs in the Guaranteed Protection Advantage (GPA) Rider subsection are replaced with the following:

The optional Guaranteed Protection Advantage (GPA) Rider provides for an additional amount that may be added to your Contract Value when an asset allocation program, established and maintained by us for this Rider, is used for a 10-year period (the “Term”). The Term begins on the Effective Date of the Rider. Your entire Contract Value must be invested in an asset allocation program during the entire Term for the additional amount to be added to your Contract. The Guaranteed Protection Advantage Rider may not be available. Ask your registered representative about its current availability.

You should consult a qualified adviser for complete information and advice before purchasing the GPA Rider.

The first paragraph in the Guaranteed Income Advantage 5 (GIA 5) Rider subsection is replaced with the following:

Subject to state availability, the optional Guaranteed Income Advantage 5 (GIA 5) Rider offers a guaranteed income advantage annuity option when an asset allocation program established and maintained by us for this Rider is used. You may buy the GIA 5 Rider on the Contract Date or on any Contract Anniversary.

The first paragraph in the Income Access Rider subsection is replaced with the following:

Subject to state availability, the optional Income Access Rider gives you more flexible withdrawal capabilities prior to Annuitization and allows you to protect your principal when used with an asset allocation program established and maintained by us.

AN OVERVIEW OF PACIFIC ONE SELECT-Contract Transaction Expenses is amended.	The third bullet in the section is amended as follows:

The third bullet titled Loan Administrative Fee and Footnote 3 are deleted. All other references to this fee in the Prospectus are also deleted. We will not charge a Loan Administrative Fee.

AN OVERVIEW OF PACIFIC ONE SELECT-Periodic Expenses is amended.	Footnote 10 in the section is replaced with the following:

If you buy the GIA II or GIA 5 Rider (subject to state availability), we deduct this charge proportionately from your Investment Options on each Contract Anniversary, the Annuity Date, and when you make a full withdrawal, if the Rider is in effect on that date, or when you terminate the Rider. The 1.00% GIA II charge and the 0.75% GIA 5 charge are the maximum charges allowable under the terms and conditions of each respective Rider. Currently, the annual charge for each Rider is 0.70% for the GIA II and 0.40% for the GIA 5. Under the terms and conditions of each Rider, the charge will remain the same while the Rider is in effect except that the charge may change if you elect the optional Step-Up provision provided under each Rider. The charge if you purchase the Rider will also be shown on the Rider in your Contract.

The section is amended by adding the following to Footnote 11:

If the Effective Date of the Rider is before March 1, 2004, the Income Access Rider Annual Charge is currently equal to 0.30% of Contract Value.

YOUR INVESTMENT OPTIONS is amended.	The first paragraph in the section is replaced with the following:

You may choose among the different Variable Investment Options, and for Contracts issued before November 5, 2003, and before January 14, 2002, the DCA Plus Fixed Option and the Fixed Option respectively.

The first paragraph in the Your Fixed Options section is replaced with the following:

Subject to state approval, the Fixed Option is only available on Contracts issued before January 14, 2002. The DCA Plus Fixed Option is only available on Contracts issued before November 5, 2003. Ask your registered representative about its current status.

PURCHASING YOUR CONTRACT AND OPTIONAL RIDERS-Purchasing the Guaranteed Protection Advantage 5 (GPA 5) Rider (Optional) is amended.	The first paragraph in the section is replaced with the following:

Subject to availability, you may purchase the Optional Guaranteed Protection Advantage 5 (GPA 5) Rider on the Contract Date or on any subsequent Contract Anniversary if:

• the age of each Annuitant is 85 years or younger on the date of purchase,

• the date of the purchase is at least 10 years before your selected Annuity Date, and

• you use an asset allocation program established and maintained by us for this Rider during the entire period that the Rider is in effect.

PURCHASING YOUR CONTRACT AND OPTIONAL RIDERS-Purchasing the Guaranteed Income Advantage 5 (GIA 5) Rider (Optional) is amended.	The first paragraph in the section is replaced with the following:

You may purchase the GIA 5 Rider (subject to state availability) on the Contract Date or on any subsequent Contract Anniversary if:

• the age of each Annuitant is 80 years or younger on the date the GIA 5 Rider is purchased,

• the date of purchase is at least 10 years before your selected Annuity date, and

• the entire Contract Value is invested according to an asset allocation program established and maintained by us for this GIA 5 Rider.

PURCHASING YOUR CONTRACT AND OPTIONAL RIDERS-Purchasing the Income Access Rider (Optional) is amended.	The first, second and third paragraphs in the section are replaced with the following:

Subject to state availability, you may purchase the optional Income Access Rider on the Contract Date or on any subsequent Contract Anniversary if:

• the age of each Annuitant is 85 years or younger on the date of purchase, and

• your entire Contract Value is invested in an asset allocation program established and maintained by us for this Rider during the entire period that the Rider is in effect.

You cannot request a termination of the Rider, but the Rider will automatically end on the earliest of:

• the Contract Anniversary immediately following the day any portion of the Contract Value is no longer invested according to an asset allocation program established and maintained by us for this Rider,

• the Contract Anniversary immediately following the day the Remaining Protected Balance is reduced to zero,

• the day of the first death of an Owner or the date of death of the sole surviving Annuitant, except as otherwise provided in the paragraph below,

• the day the Contract is terminated in accordance with the provisions of the Contract, except as otherwise provided in the paragraph below, or

• the Annuity Date.

The Rider and the Contract will not terminate on the first death of an Owner or death of the sole surviving Annuitant, or the day the Contract is terminated in accordance with the provision of the Contract if, at the time of those events, the Contract Value is zero and we are making pre-authorized withdrawals of the Remaining Protected Balance under the provisions of the Rider. If we are making pre-authorized withdrawals, the Contract will terminate on the Contract Anniversary immediately following the day the Remaining Protected Balance is zero.

PURCHASING YOUR CONTRACT AND OPTIONAL RIDERS-Making Your Investments (“Purchase Payments”) is amended.	The second paragraph in the Making Your Initial Investment subsection is replaced with the following:

You must obtain our consent before making an initial or additional Investment that will bring your aggregate Investments over $1,000,000. As of the date of this supplement, if your Contract was issued on or before January 14, 2002 and you allocate all or part of an additional Purchase Payment to the Fixed Option, the maximum aggregate Investment you may have in the Fixed Option is currently $100,000. This limitation is subject to change at any time. Ask your registered representative about current limitations.

HOW YOUR INVESTMENTS ARE ALLOCATED-Transfers is amended.	The second paragraph of the section is deleted.

HOW YOUR INVESTMENTS ARE ALLOCATED-DCA Plus is amended.	The first paragraph of the section is replaced with the following:

The DCA Plus Program is only available to Contracts issued before November 5, 2003. The following information is only applicable to those Contracts.

CHARGES, FEES AND DEDUCTIONS-Guaranteed Income Advantage 5 (GIA 5) Annual Charge is amended.	The last paragraph in the section is replaced with the following: Any portion of the GIA 5 Charge we deduct from any fixed option will not be greater than the annual interest credited in excess of 3%.

CHARGES, FEES AND DEDUCTIONS-Income Access Annual Charge is amended.	The second paragraph in the section is amended by adding the following: If the Effective Date of the Rider is before March 1, 2004, the Income Access Rider Annual Charge is equal to 0.30%.

RETIREMENT BENEFITS AND OTHER PAYOUTS-Death Benefit-The Amount of the Death Benefit: Death of Annuitant is amended.	The third and fourth paragraphs in the subsection are replaced with the following:

If there is no surviving Joint or Contingent Annuitant, the death benefit proceeds will be payable to the first living person in the following order:

• Owner,

• Joint Owner,

• Contingent Owner,

• Beneficiary, or

• Contingent Beneficiary.

If none are living the proceeds will be payable to the Owner’s Estate.

If the Owner who is not an Annuitant and the Owner and Annuitant die simultaneously, the death benefit proceeds will be calculated under the Death of Annuitant provisions and proceeds will be paid to the first living person in the following order:

• Joint Owner,

• Contingent Owner,

• Beneficiary, or

• Contingent Beneficiary.

If none are living the proceeds will be payable to the Owner’s Estate.

OTHER OPTIONAL RIDERS- Guaranteed Protection Advantage 5 (GPA 5) Rider is amended.	The first sentence in the Optional Step-Up in the Guaranteed Protection Amount subsection is replaced with the following:

On any Contract Anniversary beginning with the fifth (5th) anniversary of the Effective Date of this Rider and before the Annuity Date, you may elect to increase (“Step-Up”) your Guaranteed Protection Amount.

OTHER OPTIONAL RIDERS- Guaranteed Income Advantage II (GIA II) Rider is amended.	The first paragraph in the section is replaced with the following:

If you purchase the optional GIA II Rider (subject to state availability), you may choose any of the Annuity Options described, or you may choose the Guaranteed Income Advantage II Annuity Option provided this Rider has been in effect for at least ten (10) years from the later of its Effective Date or the most recent Step-Up Date. You must choose fixed annuity payments under this Guaranteed Income Advantage II Annuity Option. The guaranteed income purchased per $1,000 of the net amount applied to the annuity payments will be based on an annual interest rate of 2.5% and the 1983a Annuity Mortality Table with the age set back 10 years. The net amount applied to the annuity payments under the GIA II Annuity Option will be based on the Net Guaranteed Income Base, which is described below. The Rider contains annuity tables for each GIA II Annuity Option available.

The following is added to the first paragraph in the Guaranteed Income Base subsection:

If this Rider is effective on the Contract Date, the Guaranteed Income Base is equal to the initial Purchase Payment.

The sixth paragraph in the subsection is deleted.

The following is added to the end of the subsection:

If the owner dies while this Rider is in effect and if the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, then the provisions of this Rider will continue, unless otherwise terminated.

The last paragraph in the section is deleted.

OTHER OPTIONAL RIDERS- Guaranteed Income Advantage 5 (GIA 5) Rider is amended.	The first paragraph in the section is replaced with the following:

If you purchase the optional GIA 5 Rider (subject to state availability), you may choose any of the Annuity Options described, or you may choose the Guaranteed Income Advantage 5 Annuity Option provided this Rider has been in effect for at least ten (10) years from the later of its Effective Date or the most recent Step-Up date. You must choose fixed annuity payments under this GIA 5 Annuity Option. The guaranteed income purchased per $1,000 of the net amount applied to the annuity payments will be based on an annual interest rate of 2.5% and the 1983a Annuity Mortality Table with the age set back 10 years. The net amount applied to the annuity payments under the GIA 5 Annuity Option will be based on the Net Guaranteed Income Base, which is described below. The Rider contains annuity tables for each GIA 5 Annuity Option available.

The fifth paragraph of the Election of Step-Up subsection is replaced with the following:

Guaranteed Income Advantage 5 (GIA 5) Annuity Option

The annuity payments that may be elected under the GIA 5 Annuity Option are:

• Life Only,

• Life with 10 Years or More Period Certain,

• Joint and Survivor Life, or

• 15 Years or More Period Certain

The last paragraph in the section is deleted.

OTHER OPTIONAL RIDERS-Income Access Rider is amended.	The last sentence in the first paragraph following Example #1 is deleted.

The fifth and sixth paragraphs following Example #4 are replaced with the following:

You cannot request a termination of the Rider, but the Rider will automatically end on the earliest of:

• the Contract Anniversary immediately following the day any portion of the Contract Value is no longer invested according to an asset allocation program established and maintained by us for this Rider,

• the Contract Anniversary immediately following the day the Remaining Protected Balance is reduced to zero,

• the day of the first death of an Owner or the date of death of the sole surviving Annuitant, except as otherwise provided in the paragraph below,

• the day the Contract is terminated in accordance with the provisions of the Contract, except as otherwise provided in the paragraph below; or

• the Annuity Date.

The Rider and the Contract will not terminate on the first death of an Owner or death of the sole surviving Annuitant, or the day the Contract is terminated in accordance with the provision of the Contract, if, at the time of those events, the Contract Value is zero and we are making pre-authorized withdrawals of the Remaining Protected Balance under the provisions of the Rider. If we are making pre-authorized withdrawals, the Contract will terminate on the Contract Anniversary immediately following the day the Remaining Protected Balance is zero.

The information in the last row of the “Contract Years” column in Example #5 is replaced with the following:

Beginning of Year 7
(Balances immediately after the Step-Up)

FEDERAL TAX STATUS-Impact of Federal Income Taxes is amended.	The section is replaced with the following:

Impact of Federal Income Taxes
In general, in the case of Non-Qualified Contracts, if you are an individual and expect to accumulate your Contract Value over a relatively long period of time without making significant withdrawals, there may be federal income tax advantages in purchasing such a Contract. This is because any increase in Contract Value is not subject to current taxation. Income taxes are deferred until the money is withdrawn, at which point taxation occurs only on the gain from the investment in the Contract. With income taxes deferred, you may accumulate more money over the long term through a variable annuity than you may through non-tax-deferred investments. The advantage may be greater if you decide to liquidate your Contract Value in the form of monthly annuity payments after your retirement, or if your tax rate is lower at that time than during the period that you held the Contract, or both.

When withdrawals or distributions are taken from the variable annuity, the gain is taxed as ordinary income. This may be a potential disadvantage because money that had been invested in other types of assets may qualify for a more favorable federal tax rate. For example, the tax rate applicable both to the sale of capital gain assets held more than one year and to the receipt of qualifying dividends by individuals is generally 15% (5% for lower-income individuals). In contrast, an ordinary income tax rate of up to 35% applies to taxable withdrawals on distributions from a variable annuity. Also, withdrawals or distributions taken from a variable annuity may be subject to a penalty tax equal to 10% of the taxable portion, although exceptions to the penalty tax may apply (see WITHDRAWALS — Tax Consequences of Withdrawals section in this Prospectus).

An owner of a variable annuity cannot deduct or offset losses on transfers to or from Subaccounts, or at the time of any partial withdrawals. If you surrender your Contract and your Net Contract Value is less than the aggregate of your Investments in the Contract (reduced by any previous non-taxable distributions), there may be a deductible ordinary income loss, although the deduction may be limited. Consult with your tax adviser regarding the impact of federal income taxes on your specific situation.

ADDITIONAL INFORMATION- Electronic Delivery Authorization is amended.	The section is replaced with the following:

Electronic Delivery Authorization
Subject to availability, you may authorize us to provide Prospectuses, statements, and other information (“documents”) electronically by so indicating on the application, via telephone, or by sending us instructions in writing in a form acceptable to us to receive such documents electronically. You must provide us with a current and active e-mail address and have internet access to use this service. While we impose no additional charge for this service, there may be potential costs associated with electronic delivery, such as on-line charges. Documents will be available on our Internet Website. You may access and print all documents provided through this service. As documents become available, we will notify you of this by sending you an e-mail message that will include instructions on how to retrieve the document. You are responsible for any e-mail filters that may prevent you from receiving e-mail notifications and for notifying Pacific Life promptly in the event that your e-mail address changes. You may revoke your consent for electronic delivery at any time, provided that we are properly notified, and we will then start providing you with a paper copy of all required documents. We will provide you with paper copies at any time upon request. Such a request will not constitute revocation of your consent to receive required documents electronically.

THE GENERAL ACCOUNT is amended.	The first paragraph in the section is replaced with the following:

The Fixed Option is no longer available for new Contracts issued on or after January 14, 2002. The DCA Plus Fixed Option is only available for Contracts issued before November 5, 2003. All references to the Fixed Option and DCA Plus Fixed Option in this Prospectus and in the Statement of Additional Information apply only to those Contracts issued when these Options were available. Ask your registered representative for the current status in your state.

TERMS USED IN THIS PROSPECTUS is amended.	The section is amended to add the following terms:

DCA Plus Fixed Option — If you allocate all or part of your investments to the DCA Plus Fixed Option, such amounts are held in our General Account and receive interest at rates declared periodically (the “Guaranteed Interest Rate”), but not less than an annual rate of 3%.

DCA Plus Fixed Option Value — The aggregate amount of your Contract Value allocated to the DCA Plus Fixed Option.

Fixed Option Value — The aggregate amount of your Contract Value allocated to the Fixed Option.

The term Fixed Option is replaced with the following:

Fixed Option — If your Contract was issued before January 14, 2002, and you allocate all or part of your Investments or Contract Value to the Fixed Option, such amounts are held in our General Account and receive the Guaranteed Interest Rates declared periodically, but not less than an annual rate of 3%. The Fixed Option is only available on Contracts issued before January 14, 2002.

APPENDIX A: STATE LAW VARIATIONS is amended.	Appendix A is replaced with the following:

Annuitization/Default Annuity Date and Options
If your contract is delivered in the state of Texas, the Conversion Amount annuitized must be at least $2,000, otherwise, we reserve the right to terminate the contract and pay a single amount equal to the withdrawal proceeds.

Frequency of Payments If your contract was delivered in the state of Texas, your initial annuity payment must be at least $20.

Death Benefits
If your Contract was issued before May 1, 2003, and you purchased the optional Premier Death Benefit Rider (PDBR), and your Contract was delivered in the following states:

Texas
Washington

The effective annual rate of interest used in determining the Death Benefit Amount under the optional Premier Death Benefit Rider is 5% which is equivalent to a daily factor of 1.00013368.

Optional Withdrawals
For Contracts delivered to residents of Maryland, if your partial withdrawal leaves you with a Net Contract Value of less than $500, we have the right, at our option, to refuse to make the withdrawal.

For Contracts delivered to residents of Texas, if your partial withdrawal leaves you with a Net Contract Value of less than $500, we have the right, at our option, to terminate your Contract and send you the withdrawal proceeds.

Right to Cancel (“Free Look”)
There may be extended Free Look periods in some states for replacement business. Please consult with your registered representative if you have any questions regarding your state’s Free Look period.

For residents of the state of Arizona sixty-five (65) years of age or older, the Free Look period is a 30-day period beginning on the day you receive your Contract.

For Contracts issued in the states of Idaho and North Dakota, the Free Look period is a 20-day period beginning on the day you receive your Contract.

For residents of the state of California sixty (60) years of age or older, the Free Look period is a 30-day period beginning on the day you receive your Contract.

If you are a California applicant age 60 or older and your Contract is delivered or issued for delivery on or after July 1, 2004, you must elect, at the time you apply for your Contract, to receive a return of either your Purchase Payments or your Contract Value proceeds if you exercise your Right to Cancel and return your Contract to us.

If you elect to receive the return of Purchase Payments option, the following will apply:

• We will allocate all or any portion of any Purchase Payment we receive to any available fixed option if you instruct us to do so. We will allocate all or any portion of any Purchase Payment designated for any Variable Investment Option to the Money Market Subaccount until the Free Look Transfer Date. The Free Look Transfer Date is 30 days from the Contract Date. On the Free Look Transfer Date, we will automatically transfer your Money Market Subaccount Value according to the instructions on your application, or your most recent instruction, if any. This automatic transfer to the Variable Investment Options according to your initial allocation instruction is excluded from the Transfer limitations. See HOW YOUR INVESTMENTS ARE ALLOCATED — Transfers section in the Prospectus.

• If you specifically instruct us to allocate all or any portion of any additional Purchase Payments we receive to any Variable Investment Option other than the Money Market Subaccount before the Free Look Transfer Date, you will automatically change your election to the return of your Contract Value proceeds option. This will automatically cancel your election of the “return of Purchase Payments” option for the entire Contract.

• If you request a transfer of all or any portion of your Contract Value from the Money Market Subaccount to any other Variable Investment Option before the Free Look Transfer Date, you will automatically change your election to the return of your Contract Value proceeds option. This will automatically cancel your election of the “return of Purchase Payments” option for the entire Contract.

• If you exercise your Right to Cancel, we will send you your Purchase Payments.

If you elect the return of Contract Value proceeds option, the following will apply:

• We will immediately allocate any Purchase Payments we receive to the Investment Options you select on your application or your most recent instructions, if any.

• If you exercise your Right to Cancel, we will send you your Contract Value proceeds described in the Right to Cancel (“Free Look”) section of this prospectus.

• Once you elect this option, it may not be changed.

Timing of Payments and Transactions
For Contracts issued in the state of West Virginia, withdrawals from a fixed option; death benefit payments attributable to any fixed option value; fixed periodic annuity payments or payment of proceeds may be delayed for up to thirty days after the request is effective.

Unisex Contracts For Contracts issued in the state of Montana, benefits provided under the contract are determined on a unisex basis.

Loans
If your Contract was issued in the state of New Jersey, the minimum loan amount is $500.

If your Contract was issued in one of the following states:

Pennsylvania
Vermont

There is no maximum loan amount. However, if the amount of the loan taken exceeds 50% of the Contract Value; or $50,000 less the highest outstanding Contract Debt during the 12-month period immediately preceding the effective date of the loan, you may be subject to a tax penalty or other adverse tax consequences.

If your Contract was issued in one of the following states:

Connecticut
Oregon
Wisconsin

The loan interest rate for Contracts issued under a Qualified Plan subject to the requirements of Title 1 of ERISA, will be an annual rate, set at the time the loan is made, equal to the higher of 4% or the Moody’s Corporate Bond Yield Average-Monthly Average Corporates, as published by Moody’s Investors Service, Inc., or its successor.

Confirmations, Statements and Other Reports to Contract Owners
For Contracts issued in the state of New Jersey, after the Annuity Date and if annuity payments are made on a variable basis, we will provide you with an annual report that provides a reconciliation of annuity payments, showing the annuity unit values listed by Subaccount.

Part C: OTHER INFORMATION

     Item 24. Financial Statements and Exhibits

(a)	Financial Statements

Part A: None

Part B:

(1)	Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2003 which are incorporated by reference from the 2003 Annual Report include the following for Separate Account A:

Statements of Assets and Liabilities
Statements of Operations
Statements of Changes in Net Assets
Notes to Financial Statements

(2)	Depositor’s Financial Statements

Audited Consolidated Financial Statements dated as of December 31, 2003 and 2002, and for the three year period ending December 31, 2003 included in Part B include the following for Pacific Life:

Independent Auditors’ Report
Consolidated Statements of Financial Condition
Consolidated Statements of Operations
Consolidated Statements of Stockholder’s Equity
Consolidated Statements of Cash Flows
Notes to Consolidated Financial Statements

(b)	Exhibits

1.	(a)	Resolution of the Board of Directors of the Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A1

	(b)	Memorandum Establishing Two New Variable Accounts — Aggressive Equity and Emerging Markets Portfolios[3]

	(c)	Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws[5]

2.	Not applicable

3.	(a)	Distribution Agreement between Pacific Mutual Life and Pacific Select Distributors, Inc., (PSD)[3]

	(b)	Form of Selling Agreement between Pacific Mutual Life, PSD and Various Broker-Dealers[1]

4	(a)	(1) Form of Individual Flexible Premium Deferred Variable Annuity Contract[2]

(2) Form of Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-13100)[11]

	(b)	Qualified Plan Loan Endorsement [1]

	(c)	Qualified Pension Plan Rider[1]

	(d)	403(b) Tax-Sheltered Annuity Rider[15]

	(e)	Section 457 Plan Rider[1]

	(f)	Endorsement for 403(b) Texas Optional Retirement Program (ORP)[1]

	(g)	Qualified Plan Loan Endorsement[1]

	(h)	Individual Retirement Annuity Rider (Form No. 20-18900)[16]

	(i)	Roth Individual Retirement Annuity Rider (Form No. 20-19000)[16]

	(j)	SIMPLE Individual Retirement Annuity Rider (Form No. 20-19100)[16]

	(k)	Qualified Retirement Plan Rider[15]

	(l)	(1) Enhanced Guaranteed Minimum Death Benefit Rider (Form No. 21-110299)[10]

(2) Enhanced Guaranteed Minimum Death Benefit Rider (Form No. 20-18100)[16]

	(m)	Stepped-Up Death Benefit Rider (Form No. 20-13500)[10]

	(n)	(1) Premier Death Benefit Rider (Form No. 20-13600)[10]

(2) Premier Death Benefit Rider (Form No. 20-18000)[16]

	(o)	Guaranteed Earnings Enhancement (EEG) Rider (Form No. 20-14900)[11]

	(p)	Form of Guaranteed Protection Advantage (GPA) Rider (Form No. 20-16200)[13]

	(q)	Form of Guaranteed Protection Advantage 5 (GPA5) Rider (Form No. 20-19500)[17]

	(r)	(1) Income Access Rider (Form No. 20-19808)[17]

(2) Form of Income Access Rider (Form No. 20-1104)[20]

	(s)	Form of DCA Plus Fixed Option Rider (Form No. 20-1103)[19]

	(t)	Form of Guaranteed Income Advantage II Rider (Form No. 20-1109)[20]

	(u)	Form of Guaranteed Income Advantage 5 Rider (Form No. 20-1102)[20]

5	(a)	(1) Variable Annuity Application (Form No. 25-12310)[9]

(2) Variable Annuity Application (Form No. 25-13100)[10]

	(b)	Variable Annuity PAC APP[1]

	(c)	Application/Confirmation Form[7]

	(d)	Form of Guaranteed Earnings Enhancement (EEG) Rider Request Application[11]

	(e)	Form of Guaranteed Protection Advantage (GPA) Rider Request Form (Form No. 55-16600)[13]

	(f)	Form of Guaranteed Protection Advantage 5 Rider Request Form (Form No. 2311-3A)[17]

	(g)	Form of Income Access Rider Request Form (Form No. 2315-3A)[17]

6.	(a)	Pacific Life’s Articles of Incorporation[5]

	(b)	By-laws of Pacific Life[5]

7.	Not applicable

8.	(a)	Fund Participation Agreement[12]

	(b)	Addendum to Fund Participation Agreement (to add Strategic Value and Focused 30 Portfolios)[12]

	(c)	Addendum to Fund Participation Agreement (to add nine new Portfolios)[12]

	(d)	Addendum to Fund Participation Agreement (to add the Equity Income and Research Portfolios)[15]

9.	Opinion and Consent of legal officer of Pacific Mutual Life as to the legality of Contracts being registered.[1]

10.	Independent Auditors’ Consent[21]

11.	Not applicable

12.	Not applicable

13.	Not applicable

14.	Not applicable

15.	Powers of Attorney[15]

16.	Not applicable

[1]	Included in Registrant’s Form N-4/A, Accession No. 0000898430-95-002620 filed on October 19, 1995 and incorporated by reference herein.

[2]	Included in Registrant’s Form N-4/A, Accession No. 0000898430-95-002620 filed on December 13, 1995 and incorporated by reference herein.

[3]	Included in Registrant’s Form N-4/B, Accession No. 0000898430-96-001094 filed on March 29, 1996 and incorporated by reference herein.

[4]	Included in Registrant’s Form N-4/B, Accession No. 0001017062-97-000787 filed on April 30, 1997 and incorporated by reference herein.

[5]	Included in Registrant’s Form N-4/B, Accession No. 0001017062-98-000939 filed on April 29, 1998 and incorporated by reference herein.

[6]	Included in Registrant’s Form N-4/B, Accession No. 0001017062-99-000758 filed on April 29, 1999 and incorporated by reference herein.

[7]	Included in Registrant’s Form N-4/B, Accession No. 0001017062-00-000581, filed on February 29, 2000 and incorporated by reference herein.

[8]	Included in Registrant’s Form N-4/B, Accession No. 0001017062-00-000957, filed on April 21, 2000 and incorporated by reference herein.

[9]	Included in Registrant’s Form N-4/B, Accession No. 0001017062-00-002448, filed on December 7, 2000 and Incorporated by reference herein.

[10]	Included in Registrant’s Form N-4/A, Accession No. 0001017062-00-002578, filed on December 28, 2000 and Incorporated by reference herein.

[11]	Included in Registrant’s Form N-4/A, Accession No. 0001017062-01-000457, filed on March 2, 2001, and unincorporated by reference herein.

[12]	Included in Registrant’s Form N-4/B, Accession No. 0001017062-01-500082, filed on April 25, 2001, and incorporated by reference herein.

[13]	Included in Registrant’s Form N-4/A, Accession No. 0001017062-01-503120, filed on October 25, 2001, and incorporated by reference herein.

[14]	Included in Registrant’s Form N-4/B, Accession No. 0001017062-01-501004, filed on December 28, 2001, and incorporated by reference herein.

[15]	Included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0001017062-02-000782 filed on April 30, 2002 and incorporated by reference herein.

[16]	Included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0001017062-02-002146 filed on December 18, 2002 and incorporated by reference herein.

[17]	Included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0001017062-03-000465 filed on March 18, 2003 and incorporated by reference herein.

[18]	Included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0001017062-03-001016 filed on April 30, 2003 and incorporated by reference herein.

[19]	Included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0001193125-03-04336 filed on August 28, 2003 and incorporated by reference herein.

[20]	Included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0001193125-04-031300 filed on February 27, 2004 and incorporated by reference herein.

[21]	Included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0001193125-04-031300 filed on February 27, 2004 and incorporated by reference herein.

Item 25. Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life

Thomas C. Sutton	Director, Chairman of the Board, and Chief Executive Officer

Glenn S. Schafer	Director and President

Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer

David R. Carmichael	Director, Senior Vice President and General Counsel

Audrey L. Milfs	Director, Vice President and Treasurer

Edward R. Byrd	Vice President, Controller, and Chief Accounting Officer

Brian D. Klemens	Vice President and Treasurer

Gerald W. Robinson	Executive Vice President

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A

     The following is an explanation of the organization chart of Pacific Life’s subsidiaries:

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
LEGAL STRUCTURE

Pacific Life is a California Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 98% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Other subsidiaries of Pacific LifeCorp are: an 91% ownership of Aviation Capital Group Holding Corp. (a Delaware Corporation); College Savings Bank (a New Jersey Chartered Capital Stock Savings Bank) and its subsidiary College Savings Trust (a Montana Chartered Uninsured Trust Company); M.L. Stern & Co., LLC (a Delaware Limited Liability Company) and its subsidiary Tower Asset Management, LLC (a Delaware Limited Liability Company); Pacific Asset Funding, LLC (a Delaware Limited Liability Company) and its subsidiaries PL Trading Company, LLC (a Delaware Limited Liability Company) and Pacific Life Trade Services, Limited (a Hong Kong Limited Corporation); and Pacific Life & Annuity Services, Inc. (a Colorado Corporation). A Subsidiary of Aviation Capital Group Holding Corp., is Aviation Capital Group Corp. (a Delaware Corporation), which in turn, is the parent of: ACG Acquisition V Corporation (a Delaware Corporation), and ACG Trust II Holding LLC, and has a 50% ownership of ACG Acquisition VI LLC (a Nevada Limited Liability Company); and a 33% ownership of ACG Acquisition IX LLC. ACG Trust II Holding LLC owns Aviation Capital Group Trust II (a Delaware statutory trust), which in turn owns ACG Acquisition XXV LLC, ACG Acquisition XXVI LLC, and ACG Acquisition XXIX LLC. Subsidiaries of ACG Acquisition XXV LLC are ACG Acquisition 37-38 LLCS and ACG Acquisition Ireland II, Limited (an Irish Corporation); ACG Acquisition XXVI LLC; and ACG Acquisition XXVII LLC. Subsidiaries of ACG Acquisition VI LLC are: a 34% ownership of ACG Acquisition VIII LLC; a 20% ownership of ACG Acquisition XIV LLC; and a 20% ownership of ACG Acquisition XIX LLC, which in turn owns ACG Acquisition XIX Holding LLC, which owns Aviation Capital Group Trust (a Delaware statutory trust). Subsidiaries of Aviation Capital Group Trust are: ACG Acquisition XV LLC; ACG Acquisition XX LLC and its subsidiary ACG Acquisition Ireland, Limited (an Irish Corporation); and ACG Acquisition XXI, LLC. ACG Acquisition XXIX LLC. Subsidiaries of ACG Acquisition XXIX LLC are: ACG Acquisition XXX LLC; ACG Acquisition 35 LLC; ACG Acquisition 32-34, 36 and 39 LLCs; and ACGFS LLC. Pacific Life is the parent company of: Pacific Life & Annuity Company (an Arizona Stock Life Insurance Company); Pacific Select Distributors, Inc.; Pacific Asset Management LLC (a Delaware Limited Liability Company); Confederation Life Insurance and Annuity Company (a Georgia Company); a 9% ownership of Scottish Re Group Limited [(a Cayman Islands Holding Company) abbreviated structure]; a 95% ownership of Grayhawk Golf Holdings, LLC (a Delaware Limited Liability Company), and its subsidiary Grayhawk Golf L.L.C. (an Arizona Limited Liability Company); a 67% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company) and its subsidiary Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company) who is the sole general partner of the PMI Mezzanine Fund, L.P. (a Delaware Limited Partnership); Las Vegas Golf I, LLC (a Delaware Limited Liability Company); Las Vegas Golf II, LLC (a Delaware Limited Liability Company); and North Carolina Property, LLC (a Delaware Limited Liability Company). Subsidiaries of Pacific Asset Management LLC are: a 21% ownership of Carson-Pacific LLC (a Delaware Limited Liability Company); PMRealty Advisors Inc.; a non-managing membership interest in Allianz-PacLife Partners LLC (a Delaware Limited Liability Company); and Pacific Financial Products Inc. (a Delaware Corporation). Allianz-PacLife Partners LLC and Pacific Financial Products, Inc., own the Class E units of Allianz Dresdner Asset Management of America L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Select Distributors, Inc., include: Associated Financial Group, Inc., Mutual Service Corporation (a Michigan Corporation), United Planners’ Group, Inc. (an Arizona Corporation), and a 62% ownership of Waterstone Financial Group, Inc. (an Illinois Corporation). Subsidiaries of Associated Financial Group, Inc., are Associated Planners Investment Advisory, Inc., Associated Securities Corp., West Coast Realty Management, Inc., Associated Planners Securities Corporation of Nevada, Inc. (a Nevada Corporation), and West Coast Realty Advisors, Inc. Subsidiaries of Mutual Service Corporation are Advisors’ Mutual Service Center, Inc. (a Michigan Corporation) and Contemporary Financial Solutions, Inc. (a Delaware Corporation). United Planners’ Group, Inc. is the general partner and holds an approximate 45% general partnership interest in United Planners’ Financial Services of America (an Arizona Limited Partnership). Subsidiaries of United Planners’ Financial Services of America are UPFSA Insurance Agency of Arizona, Inc. (an Arizona Corporation), UPFSA Insurance Agency of California, Inc., United Planners Insurance Agency of Massachusetts, Inc. (a Massachusetts Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

Item 27. Number of Contractholders

(1)	Pacific One—Approximately	4,212	Qualified
		8,430	Non Qualified
(2)	Pacific One Select—Approximately	4,044	Qualified
		6,543	Non Qualified

Item 28. Indemnification

(a)	The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 29. Principal Underwriters

(a)	PSD also acts as principal underwriter for Pacific Select Variable Annuity Separate Account, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company,

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31. Management Services

Not applicable

Item 32. Undertakings

The registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)	to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

     (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

     (b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of paragraphs(a)-(d) of the Rule have been complied with.

     (c) REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 (a) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 26 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 23rd day of July, 2004.

SEPARATE ACCOUNT A (Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY

By:

Thomas C. Sutton*
Chairman and Chief Executive Officer

By:	PACIFIC LIFE INSURANCE COMPANY (Depositor)

By:

Thomas C. Sutton*
Chairman and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 26 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Thomas C. Sutton*	Director, Chairman of the Board and Chief Executive Officer	July 23, 2004

Glenn S. Schafer*	Director and President	July 23, 2004

Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	July 23, 2004

David R. Carmichael*	Director, Senior Vice President and General Counsel	July 23, 2004

Audrey L. Milfs*	Director, Vice President and Corporate Secretary	July 23, 2004

Edward R. Byrd*	Vice President, Controller, and Chief Accounting Officer	July 23, 2004

Brian D. Klemens*	Vice President and Treasurer	July 23, 2004

Gerald W. Robinson*	Executive Vice President	July 23, 2004

*By:	/s/ DAVID R. CARMICHAEL	July 23, 2004

David R. Carmichael
as attorney-in-fact

     (Powers of Attorney are contained in Post-Effective Amendment No. 16 of the Registration Statement filed on Form N-4 for Separate Account A, File No. 33-88458, Accession No. 0001017062-02-000782 filed on April 30, 2002, as Exhibit 15.)